SCHEDULES OF CONCENTRATION OF RISK (Details) - Supplier Concentration Risk [Member] - Vendor A [Member]	6 Months Ended
Sep. 30, 2023 HKD ($)
Cost of Goods and Service Benchmark [Member]
Concentration Risk [Line Items]
Operating cost	$ 516,131
Percentage of direct cost	15.00%
Accounts Payable [Member]
Concentration Risk [Line Items]
Accounts payable	$ 205,767